Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Warrants excercise price	$ 0.25	$ 0.15
Warrants, oustanding	1,757,200	1,757,200
Exercise Price 20 [Member]
Class of Warrant or Right [Line Items]
Warrants excercise price	$ 0.20	$ 0.20
Warrants, oustanding	439,300	439,300
Expiration Date	Dec. 31, 2021	Jun. 30, 2022
Exercise Price 30 [Member]
Class of Warrant or Right [Line Items]
Warrants excercise price	$ 0.30	$ 0.30
Warrants, oustanding	439,300	439,300
Expiration Date	Mar. 31, 2022	Dec. 31, 2022
Exercise Price 40 [Member]
Class of Warrant or Right [Line Items]
Warrants excercise price	$ 0.40	$ 0.40
Warrants, oustanding	439,300	439,300
Expiration Date	Jun. 30, 2022	Jun. 30, 2022
Exercise Price 50 [Member]
Class of Warrant or Right [Line Items]
Warrants excercise price	$ 0.50	$ 0.50
Warrants, oustanding	439,300	439,300
Expiration Date	Dec. 31, 2022	Dec. 31, 2022